Debt	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt
6. Debt
As of December 31, 202
0
, EVTDS had a $150,000 loan outstanding payable to the U.S. Small Business Administration (“SBA”) under the Economic Injury Disaster Loan (“EIDL”) program administered by the SBA, which program was expanded pursuant to the Coronavirus Aid, Relief, and Economic Security Act of 2020 (the “CARES Act”). The EIDL loan was evidenced by a promissory note, with interest accruing on the outstanding principal at the rate of 3.75% per annum. As of December 31, 2020 the principal and accrued interest on the EIDL loan was $152,835, which was reflected on the consolidated balance sheets as long-term notes payable. In connection with the Merger (see Note 3), EVTDS repaid the loan and accrued interest in full in the amount of $153,668.
On May 6, 2020, ADOMANI, Inc. received $261,244 in loan funding from the Paycheck Protection Program (the “PPP”) established pursuant to the CARES Act and administered by the SBA. The unsecured loan (the “PPP Loan”)
 was evidenced
by a promissory note of the Company, dated May 3, 2020 (the “PPP Note”) in the principal amount of $261,244 with Wells Fargo Bank, N.A. (“Wells Fargo”), the lender. The PPP provides for loans to be forgiven under certain circumstances if provisions are met. Under the terms of the PPP Note and the PPP, interest accrues on the outstanding principal at the rate of 1.0% per annum. The term of the PPP Note is two years, though it may be payable sooner in connection with an event of default under the PPP Note. To the extent the loan amount is not forgiven under the PPP, the Company will be obligated to make equal monthly payments of principal and interest beginning on November 1, 2020 through the maturity date of May 3, 2022
. The Company filed its forgiveness application on October 16, 2020 and was notified by Wells Fargo on January 6, 2021 that its PPP Loan had been approved internally for 100%

forgiveness, and had been forwarded to SBA for their approval. On May 26, 2021, Wells Fargo sent a letter to the Company at its former corporate office address which did not get forwarded to its new address. After inquiring of Wells Fargo why no decision had been made on the forgiveness of the loan, the Company was informed on August 23,
2021 that its loan had been forgiven in May and that there was no balance due. Wells Fargo subsequently provided a copy of the May 26, 2021 letter to the Company. Accordingly, the
 $10,000

that was advanced as part of the Company’s application for the EIDL loan (see below) but was not required to be repaid in connection with the forgiveness of the PPP loan, was removed from current liabilities and reflected as miscellaneous income during the year ended December 31, 2021.
On May 20, 2020 ADOMANI, Inc. received
 $150,000

in loan funding from the SBA under the EIDL program administered by the SBA, which program was expanded pursuant to the CARES Act. The EIDL loan was evidenced by a promissory note, dated May 17, 2020 (the “EIDL Note”) in the original principal amount of $150,000 with the SBA, the lender. Under the terms of the EIDL Note, interest accrues on the outstanding principal at the rate of
 3.75%

per annum. The term of the EIDL Note is
 thirty years,

though it may be payable sooner upon an event of default under the EIDL Note. Under the EIDL Note, the Company would have been obligated to make equal monthly payments of principal and interest beginning on
 May 18, 2022
through the maturity date of May 18, 2050.
The EIDL loan and accrued interest in the amount of

$154,817

was repaid without penalty on May 17, 2021.
On June 15, 2021, the Company entered into an equipment financing agreement with Navitas Credit Corp. in connection with the purchase of certain inventory management software. The $63,576 loan is payable over twenty four months, beginning in July, 2021, with monthly payments of $2,648.99.
As of December 31, 2021,
 $31,788 is reflected on the consolidated balance sheet as current notes payable while $13,245 is classified as long-term notes payable.
Effective May 2, 2018, ADOMANI, Inc. secured a line of credit from Morgan Stanley. Borrowings under the line of credit bear interest at

30
-day

LIBOR plus 2.0%. There is no maturity date for the line, but Morgan Stanley may at any time, in its sole discretion and without cause, demand the Company immediately repay any and all outstanding obligations under the line of credit in whole or in part. The line is secured by the cash and cash equivalents maintained by the Company in its Morgan Stanley accounts. Borrowings under the line may not exceed 95% of such cash, cash equivalents, and marketable securities balances.
The maximum amount the Company could borrow at December 31, 2021, was approximately
 $10.4 million; there was no principal amount outstanding at that date. The line of credit and related interest expense was repaid in full on February 3, 2020. The line of credit is still available to the Company, but there is no current plan to borrow from it.

ADOMANI, INC. [Member]
Debt
6. Debt
As of December 31, 2019, the principal amount outstanding under the Morgan Stanley line of credit was approximately $5.8 million, and the undrawn borrowing availability was $820,948. On February 3, 2020, the Company sold marketable securities and paid off the balance, including accrued interest, of the line of credit.

The line of credit is still available to the Company, but there is no current plan to borrow from it.
On May 6, 2020, the Company received $261,244 in loan funding from the Paycheck Protection Program (the “PPP”) established pursuant to the recently enacted Coronavirus Aid, Relief, and Economic Security Act of 2020 (the “CARES Act”) and administered by the U.S. Small Business Administration (“SBA”). The unsecured loan (the “PPP Loan”) is evidenced by a promissory note of the Company, dated May 3, 2020 (the “PPP Note”) in the principal amount of $261,244 with Wells Fargo Bank, N.A. (Wells Fargo), the lender. The PPP provides for loans to qualifying businesses for amounts up to 2.5 times of the average monthly payroll expenses of the qualifying business. The loans and accrued interest are forgivable after eight weeks, or, if elected by the Company, twenty-four weeks, in either case, as long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintains its payroll levels. The amount of loan forgiveness will be reduced if the borrower terminates employees or reduces salaries during the eight-week or twenty-four week period, as applicable. Under the terms of the PPP Note and the PPP, interest accrues on the outstanding principal at the rate of 1.0% per annum. The term of the PPP Note is two years, though it may be payable sooner in connection with an event of default under the PPP Note. To the extent the loan amount is not forgiven under the PPP, the Company will be obligated to make equal monthly payments of principal and interest beginning on November 1, 2020 through the maturity date of May 3, 2022. The Company filed its forgiveness application on October 16, 2020, and was notified by Wells Fargo on January 6, 2021 that its PPP Loan had been approved internally for 100% forgiveness and had been forwarded to SBA for their approval. The Company anticipates the net amount forgiven will be $251,244, which is the principal amount of $261,244, less $10,000 that was advanced as part of the Company’s application for the EIDL loan (see below). Any EIDL advance must be repaid as part of the PPP Loan forgiveness process. As of December 31, 2020, the principal and accrued interest on the PPP Note is $262,979, of which $203,867 and $59,112 is reflected on the consolidated balance sheets as current and long-term liabilities, respectively.
On May 20, 2020, the Company received $150,000 in loan funding from the U.S. SBA under the Economic Injury Disaster Loan (“EIDL”) program administered by the SBA, which program was expanded pursuant to the recently enacted CARES Act. The EIDL load is evidenced by a promissory note, dated May 17, 2020 (the “EIDL Note”) in the original principal amount of $150,000 with the SBA, the lender. Under the terms of the EIDL Note, interest accrues on the outstanding principal at the rate of 3.75% per annum. The term of the EIDL Note is thirty years, though it may be payable sooner upon an event of default under the EIDL Note. Under the EIDL Note, the Company will be obligated to make equal monthly payments of principal and interest beginning on May 17, 2021 through the maturity date of May 17, 2050. The EIDL Note may be prepaid in part or in full, at any time, without penalty. As of December 31, 2020, the principal and accrued interest on the EIDL Note is $153,789, all of which is reflected on the consolidated balance sheets as a long-term liability.
On October 28, 2020, the Company received $500,000 in loan funding (the “EVT Loan #1”) from Envirotech Drive Systems Incorporated / SRI Professional Services, Incorporated (“EVT”). The EVT Loan #1 was evidenced by a balloon payment promissory note, dated October 28, 2020, issued by the Company in favor of Lender (the “EVT Note #1”) in an original principal amount of $500,000. No interest will accrue on the unpaid principal amount of the EVT Loan #1. In connection with the funding of the EVT Loan #1, the Company paid to EVT an origination fee in the amount of $49,999. Under the terms of the EVT Note #1, the unpaid principal amount of the EVT Loan #1 was payable by the Company in one installment due upon the Company securing additional financing or issuing shares of its capital stock on or before December 31, 2020. The EVT Note #1 was repaid in full on December 30, 2020 from proceeds of the PIPE offering that closed on December 29, 2020. See Note 7.

On November 25, 2020, the Company
received
an additional $237,840 in loan funding (the “EVT Loan #2”) from EVT. The funding of this loan was accomplished by EVT making a $237,840 additional deposit for ADOMANI required by the manufacturer of ten all-electric
trucks previously ordered by ADOMANI, for which ADOMANI did not have sufficient funds to pay for. The EVT Loan #2 was evidenced by a balloon payment promissory note, dated November 25, 2020, issued by the Company in favor of Lender (the “EVT Note
#2
”) in an original principal amount of $
237,840
.
No
interest will accrue on the unpaid principal amount of the EVT Loan #
2
. In connection with the funding of the EVT Loan #
2
, the Company paid to EVT an origination fee in the amount of $
23,784
. Under the terms of the EVT Note #
2
, the unpaid principal amount of the EVT Loan #
2
was payable by the Company in one installment due upon the Company securing additional financing or issuing shares of its capital stock on or before December
31
,
2020
. The EVT Note #
2
was repaid in full on December
30
,
2020
from proceeds of the PIPE offering that closed on December
29
,
2020
. See Note
7
.